CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Total shareholders' (deficit) equity attributable to ordinary shareholders Series Pre-A Preferred Shares	Total shareholders' (deficit) equity attributable to ordinary shareholders Cumulative effect of adoption of new accounting standard	Total shareholders' (deficit) equity attributable to ordinary shareholders Adjusted balance	Total shareholders' (deficit) equity attributable to ordinary shareholders	Ordinary shares Series Pre-A Preferred Shares	Ordinary shares Adjusted balance	Ordinary shares	Additional paid-in capital Series Pre-A Preferred Shares	Additional paid-in capital Adjusted balance	Additional paid-in capital	Receivables from shareholders Adjusted balance	Receivables from shareholders	Accumulated other comprehensive income (loss) Adjusted balance	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative effect of adoption of new accounting standard	Accumulated deficit Adjusted balance	Accumulated deficit	Noncontrolling interests Adjusted balance	Noncontrolling interests	Series Pre-A Preferred Shares	Cumulative effect of adoption of new accounting standard	Adjusted balance	Total
Beginning balance at Dec. 31, 2020				$ 16,107						$ 25,877				$ 655			$ (10,425)						$ 16,107
Net loss				(110,531)													(110,531)						(110,531)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes				119										119									119
Foreign currency translation adjustment, net of nil income taxes				(843)										(843)									(843)
Total comprehensive loss				(111,255)										(724)			(110,531)						(111,255)
Issuance of ordinary shares				311,770			$ 22			417,958		$ (106,210)											311,770
Issuance of ordinary shares (in shares)							479,954,430
Shareholder contribution related to the issuance of exchangeable notes				3,391						3,391													3,391
Deemed distribution arising from reorganization under common control				(38,507)						(38,507)													(38,507)
Capital contribution from shareholders				15,695						15,695													15,695
Dividends paid to a shareholder				(1,880)													(1,880)						(1,880)
Ending balance at Dec. 31, 2021				195,321			$ 22			424,414		(106,210)		(69)			(122,836)						195,321
Ending balance (in shares) at Dec. 31, 2021							479,954,430
Net loss				(723,921)													(723,921)		$ (642)				(724,563)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes				(893)										(893)									(893)
Foreign currency translation adjustment, net of nil income taxes				18,669										18,669									18,669
Total comprehensive loss				(706,145)										17,776			(723,921)		(642)				(706,787)
Settlement of receivable from shareholders				79,763								79,763											79,763
Re-designation of ordinary shares to Series Pre-A Preferred Shares	$ (13,025)				$ (1)			$ (13,024)												$ (13,025)
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)					(5,332,827)
Shareholder contribution related to the issuance of exchangeable notes				8,135						8,135													8,135
Deemed distribution arising from reorganization under common control				(15,512)						(15,512)													(15,512)
Accretion of Redeemable Convertible Preferred Shares				(910)						(910)													(910)
Contribution from a non-controlling shareholder																			149				149
Liquidation of a subsidiary																			(149)				(149)
Ending balance at Dec. 31, 2022		$ (15)	$ (452,388)	(452,373)		$ 21	$ 21		$ 403,103	403,103	$ (26,447)	(26,447)	$ 17,707	17,707	$ (15)	$ (846,772)	(846,757)	$ (642)	(642)		$ (15)	$ (453,030)	$ (453,015)
Ending balance (in shares) at Dec. 31, 2022						474,621,603	474,621,603																474,621,603
Net loss				(742,001)													(742,001)		(8,254)				$ (750,255)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes				(8,650)										(8,650)									(8,650)
Foreign currency translation adjustment, net of nil income taxes				16,210										16,210									16,210
Total comprehensive loss				(734,441)										7,560			(742,001)		(8,254)				(742,695)
Settlement of receivable from shareholders				(26,447)								$ (26,447)											(26,447)
Shareholder contribution related to the issuance of exchangeable notes				(909)						(909)													(909)
Deemed distribution arising from reorganization under common control				(31,672)						(31,672)													(31,672)
Accretion of Redeemable Convertible Preferred Shares				(15,121)						(15,121)													(15,121)
Contribution from a non-controlling shareholder				968						968									3,492				4,460
Ending balance at Dec. 31, 2023				$ (1,205,298)			$ 21			$ 358,187				$ 25,267			$ (1,588,773)		$ (5,404)				$ (1,210,702)
Ending balance (in shares) at Dec. 31, 2023							474,621,603																474,621,603